Fair Value and Fair Value Hierarchy of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value and Fair Value Hierarchy of Financial Instruments [Abstract]
Schedule of Carrying Amounts and Fair Values of the Group's Financial Instruments

The carrying amounts and fair values of the Group’s financial instruments, other than those with carrying amounts that reasonably approximate to fair values, are as follows:

	As of December 31, 2022		As of December 31, 2023
	Carrying		Carrying
	amount	Fair value	amount	Fair value
	$’000	$’000	$’000	$’000
Financial assets
Dual currency structured deposit	—	—	—	—
Wealth management product	21,287	21,287	7	7
Total.	21,287	21,287	7	7
Financial liabilities
Financial liabilities at FVTPL	290,368	290,368	—	—
Total.	290,368	290,368	—	—

Schedule of Fair Value Measurement Hierarchy

The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments:

	Fair value measurement using
	Quoted prices	Significant	Significant
	in active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
	$’000	$’000	$’000	$’000
Financial assets
Dual currency structured deposit	—	—	—	—
Wealth management product	21,287	—	—	21,287
Total.	21,287	—	—	21,287
Financial liabilities			290,368	290,368
Financial liabilities at FVTPL	—	—	290,368	290,368
Fair value measurement using
	Quoted prices	Significant	Significant
	in active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets
Dual currency structured deposit	—	—	—	—
Wealth management product	7	—	—	7
Total	7	—	—	7